UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one):       [ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		590 Madison Avenue
	    		New York, NY 10022
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Merzer
Title:  General Counsel
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
Stuart Merzer		New York, NY		May 16, 2005

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		48
Form 13F Information Table Value Total:		$2,976,261

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
AT&T Corp                     COMMON     001957505       309   16475 SH        SOLE            16475
Accredo Health Inc            COMMON     00437V104     96592 2175000 SH      DEFINED   01    2175000
Alcan Inc                     COMMON     013716105      1409   37166 SH        SOLE            37166
Amgen Inc                     COMMON     031162100      4261   73194 SH        SOLE            73194
Amkor Technology Inc     NOTE 5.750% 6/0 031652AN0       573  605000PRN        SOLE           605000
Apollo Group Inc               CL A      037604105     53596  723681 SH        SOLE           723681
Ask Jeeves Inc                COMMON     045174109     34957 1244900 SH      DEFINED   01    1244900
BB&T Corp                     COMMON     054937107      1375   35173 SH        SOLE            35173
Cardinal Health Inc           COMMON     14149Y108     10589  189774 SH        SOLE           189774
Caremark RX Inc               COMMON     141705103     52744 1325898 SH        SOLE          1325898
Chipmos Tech Bermuda Ltd       SHS       G2110R106      1795  279600 SH      DEFINED   01     279600
Conexant Systems Inc          COMMON     207142100      1304  869338 SH        SOLE           869338
Corinthian Colleges Inc       COMMON     218868107      5078  323000 SH      DEFINED   01     323000
Credence Sys Corp             COMMON     225302108       466   58916 SH        SOLE            58916
Fisher Scientific Intl        COMMON     338032204     17318  304258 SH        SOLE           304258
General Elec Co               COMMON     369604103     12466  345699 SH        SOLE           345699
Guidant Corp                  COMMON     401698105    288956 3910100 SH      DEFINED   01    3910100
Hollinger Intl Inc             CL A      435569108     20795 1907784 SH      DEFINED   01    1907784
IAC InterActiveCorp           COMMON     44919P102       339   15227 SH        SOLE            15227
International Stl Group       COMMON     460377104    273767 6930800 SH      DEFINED   01    6930800
JPMorgan & Chase & Co         COMMON     46625H100     51084 1476406 SH        SOLE          1476406
Juniper Networks Inc          COMMON     48203R104     31395 1423169 SH        SOLE          1423169
Kerr McGee Corp               COMMON     492386107     36489  465843 SH        SOLE           465843
MCI Inc                       COMMON     552691107    30574112268883 SH      DEFINED   01   12268883
Mandalay Resort Group         COMMON     562567107    223679 3173200 SH      DEFINED   01    3173200
Manulife Finl Corp            COMMON     56501R106     12752  267295 SH        SOLE           267295
NASDAQ 100 TR               UNIT SER 1   631100104     40504 1108189 SH      DEFINED   01    1108189
Nextel Communications Inc      CL A      65332V103    35900412632100 SH      DEFINED   01   12632100
Nortel Networks Corp          COMMON     656568102      3017 1110000 SH      DEFINED   01    1110000
Open Text Corp                COMMON     683715106      1464   81106 SH        SOLE            81106
PNC Finl Svcs Group Inc       COMMON     693475105     15120  293700 SH      DEFINED   01     293700
Perrigo Co                    COMMON     714290103      3618  188933 SH      DEFINED   01     188933
Pinnacle Sys Inc              COMMON     723481107      5590 1000000 SH      DEFINED   01    1000000
Province Healthcare Co        COMMON     743977100     81203 3370800 SH      DEFINED   01    3370800
Retek Inc                     COMMON     76128Q109     11220 1000000 SH      DEFINED   01    1000000
Serena Software Inc           COMMON     817492101      1876   78969 SH        SOLE            78969
Simon Ppty Group Inc          COMMON     828806109      2992   49392 SH        SOLE            49392
Sprint Corp                  COM FON     852061100    116887 5137900 SH      DEFINED   01    5137900
Sungard Data Sys Inc          COMMON     867363103    103500 3000000 SH      DEFINED   01    3000000
Symantec Corp                 COMMON     871503108    44966421081295 SH      DEFINED   01   21081295
Telesystem Intl Wireless      COMMON     879946606     65755 4307200 SH      DEFINED   01    4307200
Teva Pharmaceutical Inds       ADR       881624209     11151  359718 SH        SOLE           359718
UnitedHealth Group Inc        COMMON     91324P102     12394  129943 SH        SOLE           129943
United Defense Inds Inc       COMMON     91018B104    146840 2000000 SH      DEFINED   01    2000000
Univision Communications       CL A      914906102       366   13230 SH        SOLE            13230
Virologic Inc                 COMMON     92823R201       443  185299 SH      DEFINED   01     185299
Wellpoint Inc                 COMMON     94973V107      2242   17886 SH        SOLE            17886
Yellow Roadway Corp           COMMON     985577105      1582   27018 SH        SOLE            27018

                                                     2976261